Cost of services, selling and administrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, other employee costs and contracted labour costs	$ 11,184,452,000	$ 10,301,386,000
Hardware, software and data center related costs	957,218,000	866,883,000
Professional fees	268,322,000	293,452,000
Property costs	220,845,000	201,194,000
Amortization, depreciation and impairment (Note 24)	585,665,000	522,308,000
Other operating expenses	84,543,000	74,507,000
Costs of services, selling and administrative	13,301,045,000	12,259,730,000
R&D and other tax credits	$ 173,042,000	134,911,000
Revision of Prior Period, Reclassification, Adjustment
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, other employee costs and contracted labour costs		1,142,951,000
Professional fees		$ (1,142,951,000)